Underwriting Income from Insurance Business - Summary of Underwriting Income from Insurance Business (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [abstract]
Premiums and Surcharges Accrued	$ 12,228,062	$ 11,757,410	$ 11,482,456
Claims Accrued	(2,240,917)	(1,700,907)	(1,589,058)
Redemptions	(31,849)	(25,425)	(27,581)
Fixed and Periodic Annuities	(18,868)	(20,510)	(23,786)
Production and Operating Expenses	(2,450,832)	(1,773,954)	(2,459,131)
Other Income and Expenses	(135,650)	(98,851)	(110,684)
Total	$ 7,349,946	$ 8,137,763	$ 7,272,216